Equipment (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Equipment 1		$ 1,694
Equipment 2		1,962
Equipment 1	733
Equipment 2	$ 147